Provisions (Tables)	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Summary of Provisions
The Company’s provisions were as follows, as at:

	January 31, 2024	January 31, 2023
Product-related	$863.9	$620.9
Other	51.3	44.3
Total provisions	$915.2	$665.2
Current	766.7	544.7
Non-current	148.5	120.5
Total provisions	$915.2	$665.2

Summary of changes in Provision
The changes in provisions were as follows:

	Product-related	Other	Total
Balance as at January 31, 2023	$620.9	$44.3	$665.2
Expensed during the period	1,315.1	40.2	1,355.3
Paid during the period	(1,072.5)	(31.9)	(1,104.4)
Reversed during the period	(2.5)	(1.4)	(3.9)
Effect of foreign currency exchange rate changes	5.0	0.1	5.1
Unwinding of discount and effect of changes in discounting estimates	(2.1)	—	(2.1)
Balance as at January 31, 2024	$863.9	$51.3	$915.2